Acquisition of aircraft	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Acquisition of aircraft
(34)	Acquisition of aircraft
The Group’s contractual obligations reflecting aggregate aircraft and engine purchase commitments, which include related pre-delivery
payments to be made, based on discounted prices negotiated with suppliers under the contracts in effect as of the balance sheet date.
In accordance with the agreements in effect, future commitments related to the acquisition of aircraft and engines as of December 31, 2019, as follows:

	Less than one year	1-3 years	3-5 years	More than 5 years	Total
Aircraft and engine purchase commitments	$364,332	$797,170	$2,570,507	$3,003,541	$6,735,550

Amounts disclosed reflect certain discounts negotiated with suppliers as of the consolidated statement of financial position date, which discounts are calculated on highly technical bases and are subject to multiple conditions and constant variations. Among the factors that may affect discounts are changes in our purchase agreements, including order volumes. In addition, the amounts and timing of our actual cash disbursements relating to our aircraft and engine purchase commitments may differ due to our right to offset certain obligations with credits we have against suppliers.
In January 6, 2020, we reached agreements with Airbus to optimize our fleet plan as part of our implementation of the Avianca 2021 Plan, the Group negotiated with Airbus the cancellation of some orders and a significant reduction of its scheduled aircraft deliveries in 2020, 2021, 2022, 2023 and 2024 for delivery in 2025 through 2029, which modifies the advanced payments and aircraft acquisition as follows:

	Less than one year	1-3 years	3-5 years	More than 5 years	Total
Aircraft and engine purchase commitments	$10,913	$74,538	$524,567	$5,090,109	$5,700,127
The Group plans to finance the acquisition of the commitments acquired with the resources generated by the Group and the financial operations that can be formalized with financial entities and aircraft leasing companies.